(Loss)/Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share, Basic and Diluted [Abstract]
Computation of Basic Earnings/(Loss) Per Share	The computation of basic earnings per share is calculated after deducting the preferred stock dividend from net (loss)/income.

	September 30,
	2020	2021
Net (loss)/income	$(20,519)	$109,143
Less preferred dividend	8,622	8,318
Less/(plus) mezzanine equity measurement	495	(271)
Net (loss)/income available to common shareholders	$(29,636)	$101,096
Weighted average number of shares, basic and diluted	102,762,932	111,044,439
(Loss)/earnings per share in U.S. Dollars, basic and diluted	$(0.29)	$0.91